Unaudited Quarterly Condensed Consolidated Financial Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Unaudited Quarterly Condensed Consolidated Financial Information [Abstract]
Total revenues	$ 85,469	$ 79,115	$ 90,538	$ 114,365	$ 130,871	$ 86,408	$ 110,910	$ 104,507	$ 369,487	$ 432,696	$ 248,789
Net income (loss)	$ 13,412	$ 304	$ 5,915	$ 32,845	$ 30,992	$ (29,439)	$ 25,729	$ 20,387	$ 52,476	$ 47,669	$ 1,096
Earnings (loss) per share - Basic	$ 0.32	$ 0.00	$ 0.20	$ 1.15	$ 1.18	$ (1.15)	$ 1.00	$ 0.78	$ 1.51	$ 1.81	$ 0.03
Earnings (loss) per share - Diluted	$ 0.32	$ 0.00	$ 0.20	$ 1.15	$ 1.17	$ (1.15)	$ 0.99	$ 0.78	$ 1.50	$ 1.80	$ 0.03